Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	$15	$15,131
4.00%, 02/15/30 (Call 02/15/25)	50	51,250
4.88%, 01/15/29 (Call 01/15/24)	100	106,000
		172,381
Aerospace & Defense — 1.3%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	150	165,017
5.90%, 02/01/27	95	110,583
5.95%, 02/01/37	75	91,781
6.88%, 05/01/25 (Call 04/01/25)	225	262,125
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	50	51,875
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	200	214,000
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	100	101,938
5.38%, 05/01/26 (Call 05/01/21)(a)	100	102,470
Spirit AeroSystems Inc., 5.50%, 01/15/25 (Call 10/15/22)(a)	100	104,875
		1,204,664
Agriculture — 0.2%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	60	61,940
6.13%, 02/01/25 (Call 02/01/22)(a)	100	101,531
		163,471
Airlines — 0.8%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	125	122,813
3.63%, 03/15/22 (Call 02/15/22)	100	101,711
3.75%, 10/28/29 (Call 07/28/29)	80	78,535
3.80%, 04/19/23 (Call 03/19/23)	75	76,882
4.38%, 04/19/28 (Call 01/19/28)	60	61,328
7.38%, 01/15/26 (Call 12/15/25)(b)	150	172,324
Hawaiian Brand Intellect, 5.75%, 01/20/26 (Call 01/20/24)(a)	25	26,000
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	122	138,409
		778,002
Apparel — 0.9%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	150	158,311
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	75	81,187
5.38%, 05/15/25 (Call 05/15/22)(a)	125	133,254
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	120	123,192
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	30	31,726
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	75	75,171
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	50	53,125
5.63%, 03/15/27 (Call 03/15/22)(a)	75	79,219
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)	25	25,563
6.38%, 05/15/25 (Call 05/15/22)(a)	100	106,250
		866,998
Auto Manufacturers — 2.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	145	144,200
5.88%, 06/01/29 (Call 06/01/24)(a)	100	110,227
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	150	160,379
5.29%, 12/08/46 (Call 06/08/46)	50	52,672
Security	Par (000)	Value

Auto Manufacturers (continued)
7.45%, 07/16/31	$100	$127,750
8.50%, 04/21/23	300	336,150
9.00%, 04/22/25 (Call 03/22/25)	150	182,812
Ford Motor Credit Co. LLC
3.35%, 11/01/22	300	304,785
3.38%, 11/13/25 (Call 10/13/25)	100	101,645
3.66%, 09/08/24	250	256,400
4.13%, 08/17/27 (Call 06/17/27)	200	210,500
5.11%, 05/03/29 (Call 02/03/29)	200	220,127
5.13%, 06/16/25 (Call 05/16/25)	100	108,600
Stellantis NV, 5.25%, 04/15/23	200	218,034
		2,534,281
Auto Parts & Equipment — 1.1%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	75	77,344
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	80	84,200
5.63%, 06/15/28 (Call 06/15/23)	50	53,312
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(c)	100	103,500
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(c)	200	212,313
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)	40	40,800
6.25%, 06/01/25 (Call 06/01/22)(a)	50	53,250
Tenneco Inc., 7.88%, 01/15/29 (Call 01/15/24)(a)	65	73,125
ZF North America Capital Inc.
4.50%, 04/29/22(a)	150	154,511
4.75%, 04/29/25(a)	150	162,696
		1,015,051
Banks — 3.7%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(d)	50	53,173
5.00%, 08/15/22	125	132,188
5.00%, 08/01/23	175	191,406
6.13%, 03/09/28	100	124,250
Commerzbank AG, 8.13%, 09/19/23(a)	200	231,544
Deutsche Bank AG
3.73%, 01/14/32 (Call 01/14/31)(d)	200	198,911
4.30%, 05/24/28 (Call 05/24/23)(d)	330	338,799
4.50%, 04/01/25	450	481,594
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	146,750
Goldman Sachs Capital I, 6.35%, 02/15/34	150	209,826
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	400	435,165
5.71%, 01/15/26(a)	200	226,491
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	50	53,900
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)	100	133,500
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	50	53,930
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(d)	300	322,660
7.30%, 04/02/34 (Call 04/02/29)(a)(d)	200	237,616
		3,571,703
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	75	76,991
Building Materials — 1.1%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	60	65,175
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	125	134,531

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	$50	$53,625
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/21)	75	76,875
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	50	53,531
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	75	80,531
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	125	123,463
4.38%, 07/15/30 (Call 07/15/25)(a)	125	132,656
4.75%, 01/15/28 (Call 01/15/23)(a)	150	158,107
5.00%, 02/15/27 (Call 02/15/22)(a)	175	182,219
		1,060,713
Chemicals — 2.4%
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	33,375
CF Industries Inc.
3.45%, 06/01/23	125	131,094
4.95%, 06/01/43	100	119,250
5.15%, 03/15/34	95	116,850
5.38%, 03/15/44	100	126,500
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	50	52,000
4.25%, 10/15/28 (Call 10/15/23)	50	51,125
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	115	115,300
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	120	125,400
5.25%, 12/15/29 (Call 09/15/29)	100	104,687
5.65%, 12/01/44 (Call 06/01/44)	25	26,000
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	75	78,750
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	125	128,125
5.00%, 05/01/25 (Call 01/31/25)(a)	60	62,025
5.25%, 06/01/27 (Call 03/03/27)(a)	125	129,097
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	200	206,658
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	52,383
5.13%, 09/15/27 (Call 03/15/22)	75	77,813
5.63%, 08/01/29 (Call 08/01/24)	100	107,000
9.50%, 06/01/25 (Call 03/01/25)(a)	100	124,425
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	80	80,300
4.25%, 02/15/30 (Call 02/15/25)(a)	75	78,375
WR Grace & Co-Conn
4.88%, 06/15/27 (Call 06/12/23)(a)	100	104,869
5.63%, 10/01/24(a)	50	54,261
		2,285,662
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/21)(a)	50	43,938
Commercial Services — 2.8%
ADT Security Corp. (The)
3.50%, 07/15/22	125	128,360
4.13%, 06/15/23	75	78,607
4.88%, 07/15/32(a)(b)	100	108,220
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)	50	51,063
4.63%, 10/01/27 (Call 10/01/22)(a)	25	25,969
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	50	51,696
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	23	22,990
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 10.50%, 05/15/25 (Call 05/15/22)(a)	75	88,347
Security	Par (000)	Value

Commercial Services (continued)
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)	$100	$104,007
5.50%, 07/15/25 (Call 06/18/22)(a)	25	26,563
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	85	85,761
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	100	102,811
4.50%, 07/01/28 (Call 07/01/23)(a)	135	142,384
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	75	78,656
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	70	73,605
Prime Security Services Borrower LLC/Prime Finance Inc. 3.38%, 08/31/27 (Call 08/31/26)(a)(b)	125	123,380
5.25%, 04/15/24(a)	100	106,375
5.75%, 04/15/26(a)	150	164,220
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	125	126,875
4.63%, 12/15/27 (Call 12/15/22)	65	69,287
5.13%, 06/01/29 (Call 06/01/24)	75	81,976
United Rentals North America Inc.
3.88%, 02/15/31 (Call 08/15/25)	195	203,287
4.00%, 07/15/30 (Call 07/15/25)	50	52,735
4.88%, 01/15/28 (Call 01/15/23)	200	212,550
5.25%, 01/15/30 (Call 01/15/25)	100	110,700
5.50%, 05/15/27 (Call 05/15/22)	150	160,292
5.88%, 09/15/26 (Call 09/15/21)	125	131,712
		2,712,428
Computers — 1.5%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	100	102,982
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	100	101,187
Dell Inc., 6.50%, 04/15/38	100	123,500
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	150	155,790
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	130	135,082
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	85	82,348
3.38%, 07/15/31 (Call 01/15/26)(a)	60	58,500
4.09%, 06/01/29 (Call 03/01/29)(a)	50	52,042
4.13%, 01/15/31 (Call 10/15/30)(a)(b)	50	52,378
4.75%, 01/01/25(b)	50	54,135
4.88%, 03/01/24 (Call 01/01/24)	50	53,942
4.88%, 06/01/27 (Call 03/01/27)	75	83,664
5.75%, 12/01/34 (Call 06/01/34)	50	59,187
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	300	332,001
		1,446,738
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	295	315,570
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	100	103,125
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	100	106,125
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	50	54,750
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	100	105,000
		369,000
Diversified Financial Services — 3.8%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	150	174,636
Credit Acceptance Corp., 5.13%, 12/31/24 (Call 12/31/21)(a)	75	77,063
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	100	106,625
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	75	78,187

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	$100	$105,000
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	65	67,844
5.75%, 09/15/25 (Call 03/15/21)(a)	100	103,330
Navient Corp.
4.87%, 03/15/28 (Call 06/15/27)	40	39,650
5.00%, 03/15/27 (Call 09/15/26)	100	101,375
5.50%, 01/25/23	125	130,971
5.63%, 08/01/33	75	71,648
5.88%, 10/25/24	75	79,594
6.13%, 03/25/24	127	135,255
6.50%, 06/15/22	114	118,987
6.75%, 06/25/25	50	54,781
6.75%, 06/15/26	50	55,172
7.25%, 01/25/22	100	103,533
7.25%, 09/25/23	50	55,063
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	70	70,505
5.38%, 11/15/29 (Call 05/15/29)	125	137,500
5.63%, 03/15/23	150	160,784
6.13%, 05/15/22	115	121,434
6.13%, 03/15/24 (Call 09/15/23)	175	191,243
6.63%, 01/15/28 (Call 07/15/27)	100	116,750
6.88%, 03/15/25	175	200,266
7.13%, 03/15/26	193	225,810
8.88%, 06/01/25 (Call 06/01/22)	75	83,857
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	45	48,263
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	130	138,775
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)	125	125,056
3.88%, 03/01/31 (Call 03/01/26)(a)	150	152,062
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	65	68,920
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	50	54,188
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	50	52,625
		3,606,752
Electric — 4.7%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	100	97,250
4.50%, 02/15/28 (Call 02/15/23)(a)	175	179,760
5.25%, 06/01/26 (Call 06/01/21)(a)	115	118,632

Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/23)(a)	135	145,309
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	50	53,375
4.35%, 04/15/29 (Call 01/15/29)	80	89,974
Electricite de France SA
5.25%, (Call 01/29/23)(a)(d)(e)	200	209,500
5.63%, (Call 01/22/24)(a)(d)(e)	200	213,000
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	100	116,750
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	100	99,750
2.65%, 03/01/30 (Call 12/01/29)	75	74,250
Series A, 1.60%, 01/15/26 (Call 12/15/25)	50	48,642
Series B, 2.25%, 09/01/30 (Call 06/01/30)	50	47,596
Series B, 4.25%, 03/15/23 (Call 12/15/22)	100	105,155
Series B, 4.40%, 07/15/27 (Call 04/15/27)	200	218,500
Series C, 3.40%, 03/01/50 (Call 09/01/49)	100	94,050
Series C, 5.35%, 07/15/47 (Call 01/15/47)	100	120,928
Security	Par (000)	Value

Electric (continued)
Series C, 7.38%, 11/15/31	$200	$280,390
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	75	84,764
5.45%, 07/15/44 (Call 01/15/44)(a)	50	61,768
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	75	80,308
4.50%, 09/15/27 (Call 06/15/27)(a)	100	111,000
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	90	92,061
3.63%, 02/15/31 (Call 02/15/26)(a)	135	140,400
5.25%, 06/15/29 (Call 06/15/24)(a)	75	82,500
5.75%, 01/15/28 (Call 01/15/23)	100	108,723
6.63%, 01/15/27 (Call 07/15/21)	125	131,329
7.25%, 05/15/26 (Call 05/15/21)	100	104,849
Pattern Energy Operations LP/Pattern Energy Operations Inc.,
4.50%, 08/15/28 (Call 08/15/23)(a)	75	79,320
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	125	134,108
5.25%, 07/01/30 (Call 06/15/25)	125	137,500
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(a)	50	52,000
7.25%, 05/15/27 (Call 05/15/22)(a)	100	105,750
7.63%, 06/01/28 (Call 06/01/23)(a)	60	64,650
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)	50	51,250
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	78,094
6.50%, 03/15/40	25	28,344
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	205	215,803
5.50%, 09/01/26 (Call 09/01/21)(a)	125	129,962
5.63%, 02/15/27 (Call 02/15/22)(a)	155	163,511
		4,550,805
Electrical Components & Equipment — 0.1%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	51	54,267
Electronics — 0.5%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	75	86,402
Sensata Technologies BV
5.00%, 10/01/25(a)	100	110,250
5.63%, 11/01/24(a)	75	83,062
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	100	102,629
4.38%, 02/15/30 (Call 11/15/29)(a)	50	53,813
		436,156
Energy - Alternate Sources — 0.5%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	75	80,437
5.00%, 01/31/28 (Call 07/31/27)(a)	120	133,200
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	200	230,272
		443,909
Engineering & Construction — 0.6%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	125	139,837
5.88%, 10/15/24 (Call 07/15/24)	100	111,250
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	75	74,601
4.25%, 09/15/28 (Call 06/15/28)	75	74,819
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	75	78,997

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	$100	$103,000
		582,504
Entertainment — 0.9%
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	25	26,851
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	200	203,750
6.50%, 02/15/25 (Call 08/15/24)(a)	350	385,934
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(a)	125	131,094
WMG Acquisition Corp., 3.00%, 02/15/31 (Call 02/15/26)(a)	125	121,563
		869,192
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	100	105,287
5.13%, 07/15/29 (Call 07/15/24)(a)	25	27,125
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	80	78,726
3.75%, 08/01/25 (Call 08/01/22)(a)	100	102,000
4.25%, 06/01/25 (Call 06/01/22)(a)	125	129,062
5.13%, 12/15/26 (Call 12/15/22)(a)	75	79,125
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	75	77,719
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	80	82,200
		681,244
Food — 2.6%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	270	285,544
4.00%, 06/15/23 (Call 05/15/23)	100	107,361
4.25%, 03/01/31 (Call 12/01/30)	150	168,736
4.38%, 06/01/46 (Call 12/01/45)	175	186,354
4.63%, 01/30/29 (Call 10/30/28)	100	114,228
4.63%, 10/01/39 (Call 04/01/39)	50	54,360
4.88%, 10/01/49 (Call 04/01/49)	150	169,720
5.00%, 06/04/42	145	167,588
5.20%, 07/15/45 (Call 01/15/45)	180	209,345
6.50%, 02/09/40	60	81,374
6.75%, 03/15/32	125	165,165
6.88%, 01/26/39	120	164,944
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	100	104,180
4.88%, 11/01/26 (Call 11/01/21)(a)	150	155,625
4.88%, 05/15/28 (Call 11/15/27)(a)	66	73,075
Pilgrim's Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)	100	102,260
5.88%, 09/30/27 (Call 09/30/22)(a)	175	186,235
		2,496,094
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	50	51,735
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	10	10,175
		61,910
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	120	132,000
5.63%, 05/20/24 (Call 03/20/24)	50	55,010
5.75%, 05/20/27 (Call 02/20/27)	95	108,031
5.88%, 08/20/26 (Call 05/20/26)	75	86,061
		381,102
Health Care - Products — 0.5%
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	75	77,906

Security	Par (000)	Value

Health Care - Products (continued)
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	$145	$147,356
4.63%, 02/01/28 (Call 02/01/23)(a)	100	106,000
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	100	105,105
		436,367
Health Care - Services — 4.3%
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	202	211,282
3.38%, 02/15/30 (Call 02/15/25)	275	288,062
4.25%, 12/15/27 (Call 12/15/22)	325	343,813
4.63%, 12/15/29 (Call 12/15/24)	370	410,221
4.75%, 01/15/25 (Call 01/15/22)	250	256,487
5.38%, 06/01/26 (Call 06/01/21)(a)	175	183,041
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,438
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	75	78,938
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	370	384,286
5.38%, 02/01/25	325	364,890
5.38%, 09/01/26 (Call 03/01/26)	193	219,859
5.63%, 09/01/28 (Call 03/01/28)	225	263,513
5.88%, 05/01/23	150	163,687
5.88%, 02/15/26 (Call 08/15/25)	195	223,031
5.88%, 02/01/29 (Call 08/01/28)	100	119,109
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/21)(a)	200	207,750
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	50	54,886
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	90	96,188
4.38%, 06/15/28 (Call 06/15/23)(a)	100	104,197
5.38%, 11/15/22 (Call 08/15/22)	100	105,875
		4,131,553
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	95	94,326
4.75%, 09/15/24 (Call 06/15/24)	190	200,687
5.25%, 05/15/27 (Call 11/15/26)	100	105,002
6.25%, 02/01/22 (Call 02/01/21)	150	150,150
6.25%, 05/15/26 (Call 05/15/22)	170	179,620
6.75%, 02/01/24 (Call 02/01/21)	50	51,044
		780,829
Home Builders — 1.6%
KB Home
4.80%, 11/15/29 (Call 05/15/29)	50	55,073
6.88%, 06/15/27 (Call 12/15/26)	35	41,213
7.63%, 05/15/23 (Call 11/15/22)	50	55,125
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)	50	52,662
5.63%, 08/01/25 (Call 08/01/21)	25	25,969
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	70	72,625
5.25%, 12/15/27 (Call 12/15/22)(a)	75	78,937
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	50	49,875
3.85%, 01/15/30 (Call 07/15/29)	50	54,625
5.50%, 01/15/24 (Call 10/15/23)	75	82,219
6.00%, 01/15/43 (Call 10/15/42)	50	67,750
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	25	28,088
6.00%, 06/01/25 (Call 03/01/25)	75	84,844

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	$75	$82,239
5.75%, 01/15/28 (Call 10/15/27)(a)	75	84,562
5.88%, 06/15/27 (Call 03/15/27)(a)	75	84,729
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(a)	25	26,490
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	50	55,500
4.88%, 11/15/25 (Call 08/15/25)(b)	25	28,188
4.88%, 03/15/27 (Call 12/15/26)	125	143,617
5.63%, 01/15/24 (Call 10/15/23)(b)	75	82,875
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	75	81,844
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	75	84,187
		1,503,236
Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)	50	51,813

Household Products & Wares — 0.1%
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	75	78,405

Housewares — 0.8%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	200	210,746
4.70%, 04/01/26 (Call 01/01/26)	270	296,846
4.88%, 06/01/25 (Call 05/01/25)	50	55,048
5.88%, 04/01/36 (Call 10/01/35)	50	61,250
6.00%, 04/01/46 (Call 10/01/45)	75	97,875
		721,765
Insurance — 0.5%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(d)	50	56,875
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(d)	50	52,223
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)	25	32,029
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	100	107,000
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	50	56,250
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	85	91,588
6.63%, 03/15/25 (Call 09/15/24)	100	112,767
		508,732
Internet — 2.3%
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	100	99,625
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	75	77,378
4.63%, 06/01/28 (Call 06/01/23)(a)	25	26,041
5.00%, 12/15/27 (Call 12/15/22)(a)	75	79,141
Netflix Inc.
4.38%, 11/15/26(b)	125	142,931
4.88%, 04/15/28	195	228,261
4.88%, 06/15/30 (Call 03/15/30)(a)	150	182,250
5.38%, 11/15/29(a)	125	156,250
5.50%, 02/15/22	100	104,625
5.88%, 02/15/25	114	133,285
5.88%, 11/15/28	225	282,375
6.38%, 05/15/29	125	161,901
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/21)(a)	150	152,670
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	70	73,672
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	75	75,539
4.75%, 07/15/27 (Call 07/15/22)	125	132,824

Security	Par (000)	Value

Internet (continued)
5.25%, 04/01/25 (Call 01/01/25)	$52	$58,695
		2,167,463
Iron & Steel — 0.8%
ArcelorMittal SA
4.25%, 07/16/29	142	158,882
4.55%, 03/11/26	95	105,843
7.00%, 03/01/41(b)	25	35,724
7.25%, 10/15/39	110	157,393
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	95	103,910
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	10	10,238
4.88%, 05/15/23 (Call 02/15/23)	90	94,725
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)	25	26,516
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	70	77,613
		770,844
Leisure Time — 1.1%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	495	561,622
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (Call 03/01/23)(a)	130	146,575
11.50%, 06/01/25 (Call 06/01/22)(a)	300	345,909
		1,054,106
Lodging — 2.3%
Hilton Domestic Operating Co Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	130	128,556
3.75%, 05/01/29 (Call 05/01/24)(a)	110	111,721
4.00%, 05/01/31 (Call 05/01/26)(a)	135	138,702
4.88%, 01/15/30 (Call 01/15/25)	175	188,637
5.13%, 05/01/26 (Call 05/01/21)	181	187,643
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	40	41,829
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	75	79,047
MGM Resorts International
4.75%, 10/15/28 (Call 07/15/28)	100	104,182
5.50%, 04/15/27 (Call 01/15/27)	125	135,371
5.75%, 06/15/25 (Call 03/15/25)	125	136,791
6.00%, 03/15/23	125	133,437
6.75%, 05/01/25 (Call 05/01/22)	102	109,204
7.75%, 03/15/22	125	132,656
Wyndham Destinations Inc.
4.63%, 03/01/30 (Call 12/01/29)(a)	50	51,718
5.65%, 04/01/24 (Call 02/01/24)	75	80,250
6.00%, 04/01/27 (Call 01/01/27)	50	55,234
6.60%, 10/01/25 (Call 07/01/25)	50	55,625
6.63%, 07/31/26 (Call 04/30/26)(a)	95	106,096
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	100	101,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	100	100,750
		2,178,449
Machinery — 0.2%
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)	75	78,375
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)	75	80,359
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	75	77,625
		236,359

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	$50	$52,437
5.63%, 07/01/27 (Call 07/01/22)(a)	125	131,875
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	75	85,125
5.75%, 06/15/25 (Call 06/15/22)	50	53,750
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	67	70,598
		393,785
Media — 6.8%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	25	24,888
4.75%, 08/01/25 (Call 08/01/21)	100	103,000
5.00%, 04/01/24 (Call 04/01/21)	136	138,160
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	225	230,557
4.50%, 08/15/30 (Call 02/15/25)(a)	200	210,624
4.50%, 05/01/32 (Call 05/01/26)(a)	200	208,044
4.75%, 03/01/30 (Call 09/01/24)(a)	225	239,337
5.00%, 02/01/28 (Call 08/01/22)(a)	175	183,837
5.13%, 05/01/27 (Call 05/01/22)(a)	225	236,578
5.38%, 06/01/29 (Call 06/01/24)(a)	150	162,721
5.50%, 05/01/26 (Call 05/01/21)(a)	110	113,928
5.75%, 02/15/26 (Call 02/15/21)(a)	200	206,360
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	200	204,480
5.38%, 02/01/28 (Call 02/01/23)(a)	250	265,172
5.50%, 05/15/26 (Call 05/15/21)(a)	200	207,442
6.50%, 02/01/29 (Call 02/01/24)(a)	400	445,122
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/22)(a)	250	201,875
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)(b)	50	52,938
Quebecor Media Inc., 5.75%, 01/15/23	150	160,830
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	65	65,000
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)	105	104,606
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	125	126,275
4.13%, 07/01/30 (Call 07/01/25)(a)	150	154,558
4.63%, 07/15/24 (Call 07/15/21)(a)	125	129,245
5.00%, 08/01/27 (Call 08/01/22)(a)	200	210,207
5.38%, 07/15/26 (Call 07/15/21)(a)	125	129,813
5.50%, 07/01/29 (Call 07/01/24)(a)	200	217,625
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	125	126,546
4.75%, 03/15/26 (Call 03/15/23)(a)	100	106,000
5.00%, 09/15/29 (Call 09/15/24)	125	130,076
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	211,600
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)	75	77,063
6.25%, 02/28/57 (Call 02/28/27)(b)(d)	75	84,188
Videotron Ltd.
5.00%, 07/15/22	150	156,937
5.13%, 04/15/27 (Call 04/15/22)(a)	75	79,304
5.38%, 06/15/24 (Call 03/15/24)(a)	25	27,438
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	366	392,758
Security	Par (000)	Value

Media (continued)
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	$100	$104,811
5.50%, 01/15/27 (Call 01/15/22)(a)	300	312,721
		6,542,664
Mining — 2.6%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)	200	215,054
7.00%, 09/30/26 (Call 09/30/21)(a)	200	211,103
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	75	80,655
6.13%, 02/15/28 (Call 02/15/23)(a)	90	96,518
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	125	137,311
4.75%, 05/15/22 (Call 02/15/22)(a)	100	102,875
5.13%, 05/15/24 (Call 02/15/24)(a)	100	108,663
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	125	130,578
4.13%, 03/01/28 (Call 03/01/23)	100	105,180
4.25%, 03/01/30 (Call 03/01/25)	125	135,507
4.38%, 08/01/28 (Call 08/01/23)	150	158,951
4.55%, 11/14/24 (Call 08/14/24)	125	137,068
4.63%, 08/01/30 (Call 08/01/25)	50	55,514
5.25%, 09/01/29 (Call 09/01/24)(b)	125	139,375
5.40%, 11/14/34 (Call 05/14/34)	100	124,250
5.45%, 03/15/43 (Call 09/15/42)	215	268,750
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)	25	25,788
6.50%, 05/01/25 (Call 05/01/22)(a)	75	80,063
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)	200	212,406
		2,525,609
Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	100	100,607
4.25%, 04/01/28 (Call 10/01/22)	125	130,327
5.50%, 12/01/24 (Call 06/01/24)	125	137,812
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	51,500
5.95%, 04/01/23 (Call 03/01/23)	50	52,250
Xerox Corp.
3.80%, 05/15/24	50	52,250
4.38%, 03/15/23 (Call 02/15/23)	200	210,000
6.75%, 12/15/39	50	54,571
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	100	104,878
5.50%, 08/15/28 (Call 07/15/28)(a)	100	103,840
		998,035
Oil & Gas — 8.1%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	100	98,750
4.25%, 01/15/44 (Call 07/15/43)	75	69,000
4.38%, 10/15/28 (Call 07/15/28)	125	124,455
4.75%, 04/15/43 (Call 10/15/42)	150	142,500
4.88%, 11/15/27 (Call 05/15/27)(b)	150	154,125
5.10%, 09/01/40 (Call 03/01/40)	170	172,135
5.35%, 07/01/49 (Call 01/01/49)	75	73,875
6.00%, 01/15/37	50	55,750
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	100	102,500
4.38%, 01/15/28 (Call 10/15/27)	125	127,474

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.50%, 04/15/23 (Call 01/15/23)	$120	$123,161
4.90%, 06/01/44 (Call 12/01/43)	85	82,131
5.75%, 01/15/31 (Call 07/15/30)(a)	185	200,262
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(a)	75	74,636
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	50	51,750
5.75%, 01/30/28 (Call 01/30/23)(a)	125	132,500
6.63%, 07/15/25 (Call 07/15/22)(a)	100	106,812
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	75	76,170
3.90%, 10/01/27 (Call 07/01/27)	150	155,812
5.00%, 01/15/29 (Call 07/15/28)	45	48,938
7.88%, 02/01/25 (Call 01/01/25)(b)	100	117,845
8.75%, 02/01/30 (Call 11/01/29)	100	127,522
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/21)(a)	75	76,688
5.75%, 02/01/29 (Call 02/01/24)(a)	65	66,093
6.00%, 02/01/31 (Call 02/01/26)(a)	70	71,050
6.25%, 11/01/28 (Call 11/01/23)(a)	75	79,125
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/22)(a)	75	77,258
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/21)	75	72,110
5.88%, 12/01/27 (Call 12/01/22)	100	95,070
6.38%, 12/01/42 (Call 06/01/42)	50	43,750
6.88%, 08/15/24 (Call 08/15/21)	70	68,425
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	200	195,500
Occidental Petroleum Corp.
2.70%, 08/15/22	150	150,406
2.70%, 02/15/23 (Call 08/15/22)	100	98,792
2.90%, 08/15/24 (Call 06/15/24)	200	193,500
3.20%, 08/15/26 (Call 06/15/26)	100	94,000
3.40%, 04/15/26 (Call 01/15/26)	125	120,741
3.50%, 06/15/25 (Call 03/15/25)	75	72,750
3.50%, 08/15/29 (Call 05/15/29)	100	92,787
4.20%, 03/15/48 (Call 09/15/47)	50	42,000
4.40%, 04/15/46 (Call 10/15/45)	75	66,058
4.40%, 08/15/49 (Call 02/15/49)	50	42,500
4.63%, 06/15/45 (Call 12/15/44)	75	65,392
5.50%, 12/01/25 (Call 09/01/25)	35	36,750
5.55%, 03/15/26 (Call 12/15/25)(b)	100	105,125
5.88%, 09/01/25 (Call 06/01/25)(b)	50	52,410
6.13%, 01/01/31 (Call 07/01/30)	40	43,513
6.20%, 03/15/40	75	78,000
6.38%, 09/01/28 (Call 03/01/28)	50	54,500
6.45%, 09/15/36	175	192,041
6.60%, 03/15/46 (Call 09/15/45)	90	96,949
6.63%, 09/01/30 (Call 03/01/30)	200	225,000
7.50%, 05/01/31	75	86,438
8.00%, 07/15/25 (Call 04/15/25)	50	56,513
8.50%, 07/15/27 (Call 01/15/27)	50	58,735
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	125	136,567
5.63%, 07/01/24	120	130,590
Ovintiv Inc.
6.50%, 08/15/34(b)	100	122,726
6.50%, 02/01/38	125	148,967
7.20%, 11/01/31	50	63,030
7.38%, 11/01/31	60	76,480

Security	Par (000)	Value

Oil & Gas (continued)
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(a)	$50	$53,500
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27 (Call 10/15/22)(a)	95	103,906
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(a)	155	149,521
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	75	76,405
6.13%, 09/15/24 (Call 09/15/21)	50	51,010
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/21)(a)	75	76,147
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	100	104,812
7.50%, 04/01/26 (Call 04/01/21)	75	78,360
7.75%, 10/01/27 (Call 10/01/22)	75	79,125
8.38%, 09/15/28 (Call 09/15/23)(b)	50	53,505
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	110	112,432
5.50%, 02/15/26 (Call 02/15/21)	100	102,768
5.88%, 03/15/28 (Call 03/15/23)	50	53,000
6.00%, 04/15/27 (Call 04/15/22)	125	132,344
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	75	78,750
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	125	132,312
5.25%, 10/15/27 (Call 09/30/22)	75	79,055
5.75%, 06/01/26 (Call 06/01/21)	100	104,887
5.88%, 06/15/28 (Call 06/15/23)	80	86,621
		7,774,892
Oil & Gas Services — 0.0%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	25	26,042

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 04/30/22)(a)	400	421,500
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	150	149,295
4.00%, 11/15/23	100	106,875
4.88%, 03/15/26 (Call 12/15/25)	125	140,275
5.00%, 03/15/22	100	104,420
5.25%, 07/01/25	155	175,988
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	50	50,997
4.88%, 07/15/26 (Call 07/15/22)(a)	200	214,100
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	50	53,000
5.38%, 01/15/28 (Call 01/15/23)(a)	75	79,219
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	144	151,020
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	50	54,209
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	125	129,694
Graphic Packaging International LLC
3.50%, 03/15/28(a)	50	52,125
3.50%, 03/01/29 (Call 09/01/28)(a)	75	76,781
4.75%, 07/15/27 (Call 04/15/27)(a)	50	55,125
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	150	159,375
5.50%, 09/15/25 (Call 06/15/25)(a)	100	111,250
6.88%, 07/15/33(a)	50	66,059

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	$75	$77,812
		2,429,119
Pharmaceuticals — 0.8%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/21)(a)	200	205,940
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	50	53,812
7.00%, 03/15/24 (Call 03/15/21)(a)	250	255,550
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	125	135,000
5.90%, 08/28/28 (Call 05/28/28)	100	119,450
		769,752
Pipelines — 6.8%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	95	95,693
4.13%, 03/01/25 (Call 02/01/25)(a)	60	60,825
4.13%, 12/01/27 (Call 09/01/27)	75	76,729
4.35%, 10/15/24 (Call 07/15/24)	50	51,304
4.50%, 03/01/28 (Call 12/01/27)(a)	50	51,646
5.60%, 10/15/44 (Call 04/15/44)	35	33,775
5.85%, 11/15/43 (Call 05/15/43)	50	49,875
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	272	284,580
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)	200	215,000
5.25%, 10/01/25 (Call 10/01/21)	145	148,806
5.63%, 10/01/26 (Call 10/01/21)	150	156,052
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	125	128,437
5.13%, 05/15/29 (Call 02/15/29)	125	135,951
5.38%, 07/15/25 (Call 04/15/25)	125	133,750
5.60%, 04/01/44 (Call 10/01/43)	50	52,250
5.63%, 07/15/27 (Call 04/15/27)	100	109,000
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	85	75,225
6.75%, 09/15/37(a)	50	55,500
8.13%, 08/16/30	25	33,036
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	75	71,625
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	50	49,906
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	100	97,250
4.40%, 04/01/24 (Call 01/01/24)	50	49,500
4.85%, 07/15/26 (Call 04/15/26)	75	72,828
5.05%, 04/01/45 (Call 10/01/44)	75	59,984
5.45%, 06/01/47 (Call 12/01/46)	50	40,000
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	50	48,425
4.50%, 01/15/29 (Call 07/15/28)(a)	105	101,348
4.75%, 07/15/23 (Call 06/15/23)	120	124,200
4.75%, 01/15/31 (Call 07/15/30)(a)	140	135,153
5.50%, 07/15/28 (Call 04/15/28)	110	113,931
6.00%, 07/01/25 (Call 04/01/25)(a)	75	78,455
6.50%, 07/01/27 (Call 01/01/27)(a)	125	133,849
6.50%, 07/15/48 (Call 01/15/48)	75	71,565
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	90	94,523
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	74	76,797
5.63%, 02/15/26 (Call 02/15/21)(a)	100	103,792
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%,
02/01/28 (Call 02/01/23)(a)	75	75,446

Security	Par (000)	Value

Pipelines (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	$75	$76,784
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	25	26,250
5.75%, 10/01/25 (Call 07/01/25)	125	132,500
6.00%, 06/01/26 (Call 03/01/26)	75	79,688
6.38%, 10/01/30 (Call 04/01/30)	75	82,594
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	75	78,563
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	75	77,078
4.80%, 05/15/30 (Call 02/15/30)(a)	50	52,500
4.95%, 07/15/29 (Call 04/15/29)(a)	75	80,719
6.88%, 04/15/40(a)	50	55,750
7.50%, 07/15/38(a)	35	39,725
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	50	50,902
5.50%, 01/15/28 (Call 01/15/23)(a)	100	99,000
6.00%, 03/01/27 (Call 03/01/23)(a)	75	75,750
6.00%, 12/31/30 (Call 12/15/25)(a)	80	80,200
7.50%, 10/01/25 (Call 10/01/22)(a)	80	85,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	45	44,550
4.88%, 02/01/31 (Call 02/01/26)(a)	125	130,437
5.00%, 01/15/28 (Call 01/15/23)	70	72,275
5.13%, 02/01/25 (Call 02/01/21)	75	77,033
5.38%, 02/01/27 (Call 02/01/22)	50	51,673
5.50%, 03/01/30 (Call 03/01/25)	125	132,890
5.88%, 04/15/26 (Call 04/15/21)	100	104,751
6.50%, 07/15/27 (Call 07/15/22)	150	161,250
6.88%, 01/15/29 (Call 01/15/24)	100	110,375
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	55	55,825
4.10%, 02/01/25 (Call 01/01/25)	160	165,691
4.65%, 07/01/26 (Call 04/01/26)	65	68,250
4.75%, 08/15/28 (Call 05/15/28)	100	105,750
5.05%, 02/01/30 (Call 11/01/29)	175	192,500
5.30%, 03/01/48 (Call 09/01/47)	75	76,875
5.45%, 04/01/44 (Call 10/01/43)	75	78,656
5.50%, 08/15/48 (Call 02/15/48)	50	49,500
6.25%, 02/01/50 (Call 08/01/49)	125	140,625
		6,538,120
Real Estate — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)	75	81,577
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	25	24,890
4.38%, 02/01/31 (Call 02/01/26)(a)	25	24,948
5.38%, 03/15/25 (Call 03/15/21)(a)	100	103,101
5.38%, 08/01/28 (Call 08/01/23)(a)	100	105,500
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	30	30,075
5.00%, 03/01/31 (Call 03/01/26)	25	25,063
5.88%, 04/01/24 (Call 04/01/21)	150	152,325
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	75	81,467
		628,946

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 5.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	$100	$103,788
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	50	51,250
4.75%, 02/15/28 (Call 08/15/27)	60	60,000
9.75%, 06/15/25 (Call 06/15/22)	145	164,531
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(b)	75	73,403
4.50%, 04/01/25 (Call 01/01/25)	50	51,392
4.50%, 06/01/27 (Call 03/01/27)	60	61,297
4.75%, 12/15/26 (Call 09/15/26)	50	52,067
4.95%, 04/15/28 (Call 01/15/28)	50	51,911
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	100	102,248
5.25%, 05/01/25 (Call 05/01/21)(a)	182	185,640
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	50	50,911
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	75	75,469
5.25%, 07/15/24 (Call 07/15/21)(a)	50	51,860
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	145	148,274
4.88%, 09/15/27 (Call 09/15/22)(a)	150	156,750
4.88%, 09/15/29 (Call 09/15/24)(a)	150	155,756
5.00%, 07/15/28 (Call 07/15/23)(a)	50	52,547
5.25%, 07/15/30 (Call 07/15/25)(a)	150	159,000
5.63%, 07/15/32 (Call 07/15/26)(a)	100	108,000
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	75	73,875
4.75%, 10/01/24 (Call 07/01/24)	95	97,443
5.50%, 02/15/26 (Call 08/15/22)	75	76,219
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	100	95,808
5.25%, 10/01/25 (Call 10/01/21)(a)	40	39,900
Mack-Cali Realty LP
3.15%, 05/15/23	50	50,501
4.50%, 04/18/22 (Call 01/18/22)	25	25,557
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	90	91,519
4.50%, 09/01/26 (Call 06/01/26)	50	53,106
4.50%, 01/15/28 (Call 10/15/27)	50	52,500
4.63%, 06/15/25 (Call 03/15/25)(a)	125	132,500
5.63%, 05/01/24 (Call 02/01/24)	75	80,459
5.75%, 02/01/27 (Call 11/01/26)	100	112,090
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	170	171,585
4.63%, 08/01/29 (Call 08/01/24)	100	106,947
5.00%, 10/15/27 (Call 09/07/22)	175	185,500
5.25%, 08/01/26 (Call 08/01/21)	130	134,550
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	50	45,500
4.35%, 10/01/24 (Call 09/01/24)	150	147,307
4.50%, 06/15/23 (Call 12/15/22)(b)	50	50,325
4.50%, 03/15/25 (Call 09/15/24)	50	48,500
4.65%, 03/15/24 (Call 09/15/23)	75	74,475
4.75%, 10/01/26 (Call 08/01/26)	50	48,000
4.95%, 02/15/27 (Call 08/15/26)	50	48,250

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 10/01/29 (Call 07/01/29)(b)	$75	$70,938
5.25%, 02/15/26 (Call 08/15/25)	50	49,250
5.50%, 12/15/27 (Call 09/15/27)	65	69,437
7.50%, 09/15/25 (Call 06/15/25)	100	112,575
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	100	101,625
4.13%, 08/15/30 (Call 02/15/25)(a)	120	124,876
4.25%, 12/01/26 (Call 12/01/22)(a)	218	225,488
4.63%, 12/01/29 (Call 12/01/24)(a)	125	133,125
		4,845,824
Retail — 3.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	95	94,822
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	100	101,480
4.25%, 05/15/24 (Call 05/15/21)(a)	102	103,793
5.75%, 04/15/25 (Call 04/15/22)(a)	50	53,281
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	50	55,500
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	50	51,375
4.75%, 03/01/30 (Call 03/01/25)	75	78,877
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	60	64,200
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	50	51,828
Gap Inc. (The)
8.38%, 05/15/23(a)	100	115,063
8.63%, 05/15/25 (Call 05/15/22)(a)	100	111,970
8.88%, 05/15/27 (Call 05/15/23)(a)	100	116,750
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	75	76,571
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	100	105,000
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	150	155,437
L Brands Inc., 6.88%, 07/01/25 (Call 07/01/22)(a)	75	81,671
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)	75	79,387
4.63%, 12/15/27 (Call 12/15/22)(a)	75	79,125
5.25%, 08/01/25 (Call 08/01/21)(a)	25	25,938
Macy's Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	150	166,125
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	60	60,000
4.75%, 09/15/29 (Call 09/15/24)	50	53,512
5.63%, 05/01/27 (Call 05/01/22)	110	117,727
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	25	24,930
4.38%, 04/01/30 (Call 01/01/30)(b)	75	74,868
5.00%, 01/15/44 (Call 07/15/43)	120	118,280
6.95%, 03/15/28	35	40,813
QVC Inc.
4.38%, 03/15/23	120	126,750
4.38%, 09/01/28 (Call 06/01/28)	85	88,400
4.45%, 02/15/25 (Call 11/15/24)	65	69,550
4.75%, 02/15/27 (Call 11/15/26)	125	134,016
5.45%, 08/15/34 (Call 02/15/34)	100	106,500
Superior Plus LP/Superior General Partner Inc., 7.00%,07/15/26 (Call 07/15/21)(a)	50	53,375
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)	100	106,020
		2,942,934

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 1.0%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	$100	$108,875
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	200	219,500
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(a)	50	52,750
4.63%, 02/10/26 (Call 11/10/21)(a)	100	103,563
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	175	183,297
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	100	103,625
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	120	122,700
4.38%, 10/15/29 (Call 10/15/24)	100	109,125
		1,003,435
Software — 1.7%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	50	52,562
5.00%, 10/15/24 (Call 07/15/24)	125	138,437
5.25%, 05/15/29 (Call 05/15/24)(a)	75	81,286
5.88%, 06/15/26 (Call 06/15/21)	100	104,268
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(a)	75	80,250
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	100	113,000
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	100	104,500
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	50	53,063
3.88%, 02/15/31 (Call 06/01/25)(a)	150	159,570
4.00%, 11/15/29 (Call 11/15/24)(a)	100	106,341
5.38%, 05/15/27 (Call 05/15/22)(a)	100	107,408
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	71	74,754
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	100	102,500
5.88%, 06/01/26 (Call 06/01/21)(a)	100	103,980
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	125	131,212
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	50	51,250
4.00%, 02/15/28 (Call 02/15/23)(a)	100	104,000
		1,668,381
Telecommunications — 7.6%
Embarq Corp., 8.00%, 06/01/36	210	257,321
Hughes Satellite Systems Corp., 5.25%, 08/01/26	100	110,880
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(d)	200	211,560
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	150	149,252
3.75%, 07/15/29 (Call 01/15/24)(a)	100	100,551
4.25%, 07/01/28 (Call 07/01/23)(a)	150	153,706
4.63%, 09/15/27 (Call 09/15/22)(a)	150	155,836
5.25%, 03/15/26 (Call 03/15/21)	100	103,120
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	250	258,505
4.50%, 01/15/29 (Call 01/15/24)(a)	135	138,572
5.13%, 12/15/26 (Call 12/15/22)(a)	150	159,507
5.63%, 04/01/25 (Call 01/01/25)	50	54,500
Series U, 7.65%, 03/15/42	100	123,820
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	153	172,475

Millicom International Cellular SA, 5.13%, 01/15/28 (Call 09/15/22)(a)	200	210,940
Nokia OYJ
4.38%, 06/12/27	95	104,329
6.63%, 05/15/39	60	78,488
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)	75	76,515
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Capital Corp.
6.88%, 11/15/28	$225	$288,844
8.75%, 03/15/32	195	297,862
Sprint Communications Inc., 6.00%, 11/15/22	175	188,046
Sprint Corp.
7.13%, 06/15/24	200	233,208
7.63%, 02/15/25 (Call 11/15/24)	150	179,250
7.63%, 03/01/26 (Call 11/01/25)	155	191,037
7.88%, 09/15/23	375	433,125
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)	75	76,586
Telecom Italia Capital SA
6.00%, 09/30/34	125	149,609
6.38%, 11/15/33	125	154,253
7.20%, 07/18/36	125	165,134
7.72%, 06/04/38	125	175,625
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	200	217,293
Telesat Canada/Telesat LLC, 4.88%, 06/01/27 (Call 12/01/22)(a)	50	51,995
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	125	126,318
2.63%, 02/15/29 (Call 02/15/24)	125	125,454
2.88%, 02/15/31 (Call 02/15/26)(b)	112	112,911
4.00%, 04/15/22 (Call 03/16/22)	50	51,268
4.50%, 02/01/26 (Call 02/01/21)	100	102,300
4.75%, 02/01/28 (Call 02/01/23)	200	213,620
5.38%, 04/15/27 (Call 04/15/22)	75	79,906
6.00%, 04/15/24 (Call 04/15/21)	100	101,098
6.50%, 01/15/26 (Call 01/15/22)	195	201,125
United States Cellular Corp., 6.70%, 12/15/33	75	96,945
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	90	94,613
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	250	249,427
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(d)	250	310,811
		7,287,540
Transportation — 0.5%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)	100	101,625
6.25%, 05/01/25 (Call 05/01/22)(a)	200	214,750
6.75%, 08/15/24 (Call 08/15/21)(a)	125	132,200
		448,575
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(d)	100	104,000

Total Corporate Bonds & Notes — 98.4%
(Cost: $92,009,577)		94,329,100

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	2,595	2,596,448

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	970	$970,000
		3,566,448
Total Short-Term Investments — 3.7%
(Cost: $3,566,448)		3,566,448

Total Investments in Securities — 102.1%
(Cost: $95,576,025)		97,895,548

Other Assets, Less Liabilities — (2.1)%		(1,978,695)

Net Assets — 100.0%		$95,916,853

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,596,536	(a)	$—	$(88)	$—	$2,596,448	2,595	$752	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	330,000	(a)	—	—	—	970,000	970	208		—
					$(88)	$—	$3,566,448		$960		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$94,329,100	$—	$94,329,100
Money Market Funds	3,566,448	—	—	3,566,448
	$3,566,448	$94,329,100	$—	$97,895,548

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind